Note 13 - Other Operating Income and Expense	12 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
1
3
. Other Operating Income and Expense

Other operating income in
2019
includes a gain of the sale of a plant in the Northwest of
$4.1
million, a gain on the sale of a plant in the Northeast
$2.0
million and a gain on the partial closure of a plant of
$0.8
million. The Company also recorded a loss on the sale of an Eastern plant of
$0.6
million. The Company also recorded a gain for interest rate swap of
$0.3
million.

Other operating income in
2018
includes an acquisition gain of
$1.8
million, a gain on the sale of a plant of
$1.1
million and a gain on the partial sale of a plant of
$0.4
million. The Company also recorded a gain of
$0.4
million on the sale of fixed assets.